SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - CAD						1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 12, 2017	Dec. 11, 2017	Jun. 12, 2017	Dec. 12, 2016	Feb. 11, 2016	Sep. 18, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Issue of shares on convertible debenture interest payment (shares)	555,670	555,670	327,863	521,115							883,533	521,115
Issue of shares on convertible debenture interest payment	CAD 1,955,959	CAD 1,955,958	CAD 963,917	CAD 1,125,608							CAD 2,919,876	CAD 1,125,608
Share-based payments											9,183,667	8,100,213
Exercise of options											CAD (1,128,032)	CAD (1,217,060)
Issue of shares for exploration and evaluation assets (shares)											111,110	49,861
Issue of shares for exploration and evaluation assets											CAD 333,330	CAD 48,864
Exercise of warrants											CAD (2,857,143)	CAD (9,366,182)
Dufferin Lake property [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)						111,110					111,110
Increase in ownership interest due to issuances of shares						40.00%					40.00%
Issue of shares for exploration and evaluation assets						CAD 333,330					CAD 333,330
IsoEnergy Ltd. [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)											4,000,000
Issue of shares for exploration and evaluation assets											CAD 3,040,000
IsoEnergy Ltd. [Member] | Geiger property [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)											1,000,000	1,000,000
Issue of shares for exploration and evaluation assets												CAD 1,000,000
Reserves [Member]
Statement [Line Items]
Exercise of options							CAD 440,721	CAD 223,607	CAD 21,306	CAD 40,940	CAD 853,100	726,574
Exercise of warrants					CAD 221,089							934,361
Included in accounts payable and accrued liabilities [Member]
Statement [Line Items]
Exploration and evaluation asset expenditures											612,900	535,444
Equipment expenditures											305,135	157,040
Interest expense related to convertible debentures											689,976
Included in exploration and evaluation assets [Member]
Statement [Line Items]
Share-based payments											CAD 3,309,791	CAD 3,036,207